Lease Prepayments and Other Non-current Assets (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease prepayments and other non-current assets [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Amortization charged in cost of sales	¥ 214,292	¥ 242,162	¥ 245,635